GuidePath® Conservative Allocation Fund
Schedule of Investments (Unaudited)
June 30, 2021

Number of Shares		Value
	INVESTMENT COMPANIES - 98.79%
	Exchange Traded Funds - 71.19%
121,431	iShares 1-3 Year Treasury Bond ETF (a)	$10,462,495
165,585	iShares 7-10 Year Treasury Bond ETF (a)	19,123,412
65,853	iShares 10+ Year Investment Grade Corporate Bond ETF (a)	4,622,881
238,925	iShares Broad USD High Yield Corporate Bond ETF (a)	9,967,951
344,531	iShares Core Aggressive Allocation ETF	24,341,115
369,908	iShares Core Growth Allocation ETF	20,714,848
61,465	iShares Core MSCI Emerging Markets ETF (a)	4,117,540
62,397	iShares Core MSCI Europe ETF	3,574,100
141,201	iShares Core S&P Small-Cap ETF (a)	15,952,889
158,379	iShares Core U.S. Aggregate Bond ETF	18,265,850
167,184	iShares Edge MSCI Min Vol USA ETF	12,306,414
26,317	iShares iBoxx High Yield Corporate Bond ETF (a)	2,316,949
32,182	iShares J.P. Morgan USD Emerging Markets Bond ETF (a)	3,619,188
113,989	iShares MSCI Switzerland ETF (a)	5,543,285
58,513	iShares TIPS Bond ETF (a)	7,490,249
205,808	iShares U.S. Credit Bond ETF	12,469,907
33,283	JPMorgan Beta Builders Canada ETF	2,153,743
126,613	SPDR Bloomberg Barclays High Yield Bond ETF (a)	13,922,365
69,408	SPDR Bloomberg Barclays International Treasury Bond ETF (a)	2,037,125
348,626	SPDR Gold MiniShares Trust (b)	6,139,304
44,426	SPDR S&P China ETF (a)	5,895,330
347,669	Vanguard FTSE Developed Markets ETF (a)	17,911,907
28,023	Vanguard Global ex-U.S. Real Estate ETF (a)	1,635,422
112,566	Vanguard High Dividend Yield ETF (a)	11,793,540
57,875	Vanguard Intermediate-Term Corporate Bond ETF	5,502,176
196,653	Vanguard Long-Term Treasury ETF	17,246,468
659,956	Vanguard Mortgage-Backed Securities ETF	35,221,852
43,176	Vanguard Real Estate ETF (a)	4,394,885
82,664	Vanguard S&P 500 ETF (a)	32,529,937
21,862	Vanguard Short-Term Corporate Bond ETF	1,808,206
17,186	Vanguard Total Bond Market ETF	1,476,106
31,765	Vanguard Total International Bond ETF (a)	1,813,781
98,173	Vanguard Value ETF	13,494,861
		349,866,081
	Mutual Funds - 27.60%
352,474	American Funds - Capital Income Builder - Class F3	24,077,500
1,164,258	American Funds - High-Income Trust - Class F3	12,294,570
1,703,214	American Funds - Multi-Sector Income Fund - Class F3	18,343,617
238,845	American Funds - Mutual Fund - Class F3	11,970,920
1,350,940	American Funds - The Bond Fund of America - Class F3	18,224,183
933,807	American Funds - The Income Fund of America - Class F3	24,082,885
216,714	American Funds - Washington Mutual Investors Fund - Class F3	12,073,118
2,435,118	Vanguard High-Yield Corporate Fund - Admiral Shares	14,586,357
		135,653,150
	Total Investment Companies (Cost $415,101,152)	485,519,231

	SHORT TERM INVESTMENTS - 0.95%
	Money Market Funds - 0.95%
	DWS Government Money Market Series - Institutional Shares
4,654,385	Effective Yield, 0.04% (c)	4,654,385
	Total Short Term Investments (Cost $4,654,385)	4,654,385
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 26.91%
	Mount Vernon Liquid Assets Portfolio, LLC
132,272,995	Effective Yield, 0.10% (c)	132,272,995
	Total Investments Purchased with Proceeds from Securities Lending (Cost $132,272,995)	132,272,995

	Total Investments (Cost $552,028,532) - 126.65%	622,446,611
	Liabilities in Excess of Other Assets - (26.65)%	(130,985,783)
	TOTAL NET ASSETS - 100.00%	$491,460,828

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of June 30, 2021.